Subsequent Events (Details Narrative) - USD ($)	Jan. 28, 2025	Sep. 05, 2024	Feb. 10, 2025	Jan. 30, 2025	Jan. 10, 2025	Dec. 09, 2024	Nov. 08, 2024	Oct. 08, 2024	Oct. 01, 2024	Sep. 30, 2024	Sep. 10, 2024	Sep. 06, 2024	Aug. 31, 2024	Jan. 01, 2024	Dec. 31, 2023	Nov. 30, 2023	Sep. 25, 2023	Sep. 21, 2023	Jun. 07, 2023	Apr. 21, 2023	Feb. 07, 2023	Nov. 30, 2022
Subsequent Event [Line Items]
Class A ordinary share issued and outstanding, per share										$ 0.0001					$ 0.0001
Shares outstanding										1					1
Common Class A [Member]
Subsequent Event [Line Items]
Class A ordinary share issued and outstanding, per share										$ 0.0001			$ 0.0001		$ 0.0001	$ 0.0001						$ 0.0001
Shares outstanding													532,500			532,500						532,500
Related Party [Member]
Subsequent Event [Line Items]
Advances										$ 61,806					$ 2,866
Due to related party										65,607					$ 2,866
Sponser Evergreen LLC [member]
Subsequent Event [Line Items]
Advances										$ 3,801
Evergreen LLC [Member]
Subsequent Event [Line Items]
Unsecured Debt																	$ 2,000,000	$ 570,000	$ 1,350,000	$ 50,000	$ 1,150,000
Merger Agreement [Member] | Forekast Group [member]
Subsequent Event [Line Items]
Acquisition merger		$ 105,000,000
Payable for newly issued		10,500,000
Shares price per share		$ 10.00
Subsequent Event [Member]
Subsequent Event [Line Items]
Deposits			$ 110,365		$ 80,000	$ 80,000	$ 80,000	$ 80,000			$ 80,000
Debt face amount				$ 500,000
Subsequent Event [Member] | Common Class A [Member]
Subsequent Event [Line Items]
Shares price per share	$ 12.00
Class A ordinary share issued and outstanding, per share	$ 0.05
Redeemed shares	2,456,657
Principal amount	$ 29,476,970.90
Shares outstanding	2,207,300
Subsequent Event [Member] | Related Party [Member]
Subsequent Event [Line Items]
Advances									$ 20,799					$ 79,739
Due to related party									$ 86,406
Subsequent Event [Member] | Sponser Evergreen LLC [member]
Subsequent Event [Line Items]
Advances														$ 3,801
Subsequent Event [Member] | Evergreen LLC [Member]
Subsequent Event [Line Items]
Unsecured Debt												$ 1,000,000
Subsequent Event [Member] | Merger Agreement [Member] | Forekast Group [member]
Subsequent Event [Line Items]
Acquisition merger		$ 105,000,000
Payable for newly issued		10,500,000
Shares price per share		$ 10.00